Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Borrowings [Abstract]
Schedule of Long-term Debt

	December 31, 2025	December 31, 2024
2026 Senior Notes (a)	$—	$—
2029 Senior Notes (b)	443,265	449,289
Gold Notes (c)	76,197	66,945
Convertible debentures (d)	—	—
Total	519,462	516,234
Less: current portion	(53,684)	(22,132)
Non-current portion	$465,778	$494,102

Amount
Carrying value of the debt as at December 31, 2023	$300,608
Interest expense accrued	18,276
Interest expense paid	(26,411)
Accretion of discount (Note 20)	2,010
Loss on settlement	11,463
Redemption of debt	(305,946)
As at December 31, 2024	$—

Amount
Principal amount of Senior Notes issued on October 31, 2024	$450,000
Initial transaction costs	(8,706)
Value allocated to prepayment option	5,335
Carrying value of the debt on issue date	$446,629
Interest expense accrued	6,000
Accretion (Note 20)	235
Carrying value of debt as at December 31, 2024	$452,864
Interest expense accrued	36,000
Interest expense paid	(36,000)
Accretion (Note 20)	1,481
Carrying value of debt as at December 31, 2025	$454,345

Embedded derivative asset
Value allocated to prepayment option at the issue date	$5,335
Change in FVTPL (Note 21)	(1,760)
Carrying value of embedded derivative asset as at December 31, 2024	$3,575
Change in FVTPL (Note 21)	7,505
Carrying value of embedded derivative asset as at December 31, 2025	$11,080

Total carrying value of the Senior Notes 2029 as at December 31, 2025	443,265
Less: Current portion, represented by accrued interest	(6,000)
Non-current portion as at December 31, 2025	$437,265

Schedule of Fair Value Measurement of Liabilities

	Number of Gold Notes	Amount
Balance of Gold Notes as at December 31, 2023	58,617,464	$63,310
Principal repayments ⁽¹⁾	(14,777,512)	(14,778)
Change in fair value through profit and loss (Note 21)	—	20,275
Change in fair value through other comprehensive income due to changes in credit risk	—	(1,862)
Balance of Gold Notes as at December 31, 2024	43,839,952	$66,945
Principal repayments ⁽¹⁾	(16,132,117)	(16,132)
Change in fair value through profit and loss (Note 21)	—	24,093
Change in fair value through other comprehensive income due to changes in credit risk	—	1,291
Balance of Gold Notes as at December 31, 2025	27,707,835	76,197
Less: current portion	(16,255,263)	(47,684)
Non-current portion as at December 31, 2025	11,452,572	$28,513
(1)During the year ended December 31, 2025, the Company also paid $25.6 million in interest and premium payments (December 31, 2024 - $13.9 million).

	Number of Debentures	Amount
As at December 31, 2023	18,000	$13,913
Change in fair value through profit and loss (Note 21)	—	(565)
Change in FVOCI due to changes in credit risk	—	(103)
Conversion of convertible debenture	(16,200)	(11,920)
Repayment of convertible debenture	(1,800)	(1,325)
As at December 31, 2024	—	$—
The levels in the fair value hierarchy into which the Company’s financial assets and liabilities are recognized in the statements of financial position at fair value are categorized as follows:

	December 31, 2025		December 31, 2024
	Level 1	Level 2	Level 1	Level 2
Gold Notes (Note 11c)	$—	$76,197	$—	$66,945
Warrant liabilities (Note 14c)	—	—	8,886	—
DSU and PSU liabilities (Note 14e,f)	28,903	13,139	1,692	3,750
Senior Notes embedded derivative (Note 11b)	—	11,080	—	3,575
Investment in McFarlane (Note 8a)	6,580	—	—	—
Investment in Denarius (Note 8b)	8,195	13,240	5,050	7,579

Schedule of Amortizing Payments
Scheduled Amortizing Payments of the Gold Notes at $1,400 per ounce are as follows:

	2026	2027	Total
Gold ounces	11,611	8,180	19,791
Principal repayments	$16,255	$11,453	$27,708
In addition to other commitments already disclosed, the Company’s undiscounted commitments including interest and premiums at December 31, 2025 are as follows:

	Less than 1 year	1 to 3 years	4 to 5 years	Over 5 years	Total
Trade, tax and other payables	$232,042	$—	$—	$—	$232,042
Reclamation and closure costs	712	2,174	—	56,250	59,136
Lease payments	2,269	3,110	1,198	1,387	7,964
Gold Notes	53,213	38,051	—	—	91,264
Senior unsecured notes	36,000	558,000	—	—	594,000
Other contractual commitments ⁽¹⁾	12,515	—	—	—	12,515
Total	$336,751	$601,335	$1,198	$57,637	$996,921
(1)Includes binding commitments for capital and operating purchase obligations that the Company has entered into as at December 31, 2025.